Eaton Vance
High Income Opportunities Fund
January 31, 2026 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2026, the value of the Fund’s investment in the Portfolio was $1,051,365,701 and the Fund owned 58.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.2%
Security	Principal Amount (000's omitted)	Value
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.522%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	$2,000	$ 1,955,680
Series 2021-1A, Class ER, 8.922%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,463,466
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 7.418%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,479,542
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.318%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	1,007,188
Series 2025-1A, Class E, 8.268%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	1,001,681
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 7.668%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	2,008,946
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.268%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,005,964
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.472%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,504,165
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.071%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,940,734
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.272%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,012,426
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.886%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	500	507,588
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 8.918%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,522,038
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 6.768%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,001,431
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.668%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,007,198
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 6.968%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,008,839
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.068%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	1,900,312
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.818%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,508,724
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.572%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	2,011,870
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.272%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	966,033
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.572%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,251,825
Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.471%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	$2,000	$ 2,021,524
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.068%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	1,000	1,002,904
OCP CLO Ltd., Series 2024-32A, Class D1, 7.421%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,508,910
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.568%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,507,368
RR 38 Ltd., Series 2025-38A, Class C2, 7.322%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	2,016,702
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 10.894%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,909,580
Series 2021-3A, Class E, 11.034%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,938,322
Total Asset-Backed Securities (identified cost $40,210,177)		$ 39,970,960

Common Stocks — 1.9%
Security	Shares	Value
Containers — 0.3%
Crown Holdings, Inc.	45,000	$ 4,710,600
		$ 4,710,600
Energy — 0.3%
Ascent CNR Corp., Class A(3)(4)(5)	62,734	$ 2,111,626
Energy Transfer LP	200,000	3,690,000
		$ 5,801,626
Environmental — 0.3%
GFL Environmental, Inc.	140,500	$ 6,034,475
		$ 6,034,475
Food, Beverage & Tobacco — 0.3%
Primo Brands Corp.	250,000	$ 4,735,000
		$ 4,735,000
Healthcare — 0.2%
Acadia Healthcare Co., Inc.(4)	150,000	$ 2,016,000
Ardent Health, Inc.(4)	150,000	1,225,500
Keenova Therapeutics PLC(4)	500	48,150

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Healthcare (continued)
Medline, Inc., Class A(4)	6,406	$ 283,145
Par Health, Inc.(4)	500	4,438
		$ 3,577,233
Homebuilders & Real Estate — 0.2%
James Hardie Industries PLC(4)	150,000	$ 3,448,500
		$ 3,448,500
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(4)(5)	76,513	$ 1,162,041
		$ 1,162,041
Utility — 0.2%
Vistra Corp.	23,528	$ 3,725,659
		$ 3,725,659
Total Common Stocks (identified cost $30,503,556)		$ 33,195,134

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Healthcare — 0.3%
Zoetis, Inc., 0.25%, 6/15/29(1)	$5,500	$ 5,651,250
		$ 5,651,250
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,216,262
		$ 2,216,262
Total Convertible Bonds (identified cost $7,725,307)		$ 7,867,512

Corporate Bonds — 81.9%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.9%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	5,593	$ 5,897,360
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	$ 1,648,718
6.25%, 3/15/33(1)	1,215	1,259,657
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	2,012,604
7.25%, 7/1/31(1)	2,100	2,232,119
8.75%, 11/15/30(1)	2,730	2,929,063
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,568,702
4.125%, 4/15/29(1)	1,341	1,314,457
CACI International, Inc., 6.375%, 6/15/33(1)	3,145	3,266,985
Moog, Inc., 4.25%, 12/15/27(1)	2,966	2,952,245
Science Applications International Corp.:
4.875%, 4/1/28(1)	4,831	4,821,599
5.875%, 11/1/33(1)	3,180	3,207,087
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,767,192
6.25%, 1/31/34(1)	1,085	1,121,829
6.375%, 3/1/29(1)	1,580	1,626,729
6.625%, 3/1/32(1)	5,115	5,295,166
6.75%, 8/15/28(1)	3,719	3,786,236
6.75%, 1/31/34(1)	4,345	4,499,317
		$ 51,207,065
Air Transportation — 0.5%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	2,069	$ 2,186,797
United Airlines Holdings, Inc., 5.375%, 3/1/31(6)	1,465	1,481,380
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	4,983	4,731,966
9.50%, 6/1/28(1)	1,370	1,426,230
		$ 9,826,373
Automotive & Auto Parts — 1.8%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	7,700	$ 7,850,699
Champions Financing, Inc., 8.75%, 2/15/29(1)	2,086	2,025,089
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	2,460	2,574,798
6.75%, 9/15/32(1)	4,540	4,701,919
Ford Motor Co., 4.75%, 1/15/43	2,651	2,127,948
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	6,106	3,016,761
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	8,544	8,988,271
		$ 31,285,485

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Broadcasting — 0.8%
Discovery Communications LLC:
3.625%, 5/15/30	1,263	$ 1,168,351
4.125%, 5/15/29	790	768,070
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	4,043	4,184,363
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(1)	1,350	1,267,312
Univision Communications, Inc.:
8.50%, 7/31/31(1)	1,415	1,476,485
9.375%, 8/1/32(1)	3,136	3,377,867
Warnermedia Holdings, Inc.:
4.054%, 3/15/29	630	611,491
5.05%, 3/15/42	2,201	1,551,705
		$ 14,405,644
Building Materials — 3.3%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	2,909	$ 3,061,039
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	5,100	4,865,134
5.00%, 3/1/30(1)	2,850	2,841,249
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	4,153	4,323,061
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)	2,031	2,066,908
6.125%, 7/31/32(1)	2,605	2,656,157
Masterbrand, Inc., 7.00%, 7/15/32(1)	5,425	5,630,288
Park River Holdings, Inc.:
8.00%, 3/15/31(1)	3,241	3,342,090
8.75%, 12/31/30(1)	862	860,492
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)	6,010	6,236,046
6.75%, 3/1/33(1)	6,601	6,861,231
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	8,358	8,389,451
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	1,885	1,944,966
Standard Industries, Inc.:
3.375%, 1/15/31(1)	2,778	2,565,496
4.375%, 7/15/30(1)	3,112	3,003,645
		$ 58,647,253
Cable & Satellite TV — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)	1,446	$ 1,325,057
4.25%, 1/15/34(1)	9,932	8,399,250
4.50%, 8/15/30(1)	7,605	7,153,232
4.50%, 5/1/32	1,055	947,661
4.75%, 3/1/30(1)	5,575	5,329,343
6.375%, 9/1/29(1)	2,201	2,223,371
Security	Principal Amount* (000's omitted)	Value
Cable & Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	1,415	$ 905,729
3.90%, 6/1/52	2,690	1,758,499
CSC Holdings LLC:
3.375%, 2/15/31(1)	3,173	1,894,193
4.125%, 12/1/30(1)	2,060	1,250,964
11.75%, 1/31/29(1)	2,436	1,777,771
DISH Network Corp., 11.75%, 11/15/27(1)	2,604	2,696,359
Versant Media Group, Inc., 7.25%, 1/30/31(1)	3,360	3,445,527
		$ 39,106,956
Capital Goods — 2.8%
Arcosa, Inc., 6.875%, 8/15/32(1)	2,925	$ 3,088,513
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(7)	3,990	4,145,780
Calderys Financing LLC, 11.25%, 6/1/28(1)	5,427	5,661,235
Chart Industries, Inc., 9.50%, 1/1/31(1)	4,583	4,827,989
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	4,601	4,768,141
ESAB Corp., 6.25%, 4/15/29(1)	2,758	2,837,381
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	4,504	4,684,430
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	3,580	3,859,497
Patrick Industries, Inc.:
4.75%, 5/1/29(1)	5,212	5,162,471
6.375%, 11/1/32(1)	2,905	2,975,205
VoltaGrid LLC, 7.375%, 11/1/30(1)	7,507	7,607,416
		$ 49,618,058
Chemicals — 2.7%
Avient Corp.:
6.25%, 11/1/31(1)	3,955	$ 4,068,835
7.125%, 8/1/30(1)	4,654	4,804,301
Celanese U.S. Holdings LLC:
7.20%, 11/15/33	9,428	9,979,840
7.375%, 2/15/34	3,397	3,458,951
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)	950	950,960
8.00%, 7/1/30(1)	4,344	4,610,008
INEOS Finance PLC, 7.50%, 4/15/29(1)	1,196	1,002,731
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	12,205	12,164,582
Valvoline, Inc., 3.625%, 6/15/31(1)	7,611	6,995,686
		$ 48,035,894

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Consumer Products — 0.5%
Acushnet Co., 5.625%, 12/1/33(1)	2,330	$ 2,357,727
Somnigroup International, Inc.:
3.875%, 10/15/31(1)	6,589	6,153,917
4.00%, 4/15/29(1)	855	830,068
		$ 9,341,712
Containers — 1.6%
Ardagh Group SA, 9.50%, 12/1/30(1)	3,950	$ 4,271,036
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
4.00%, 9/1/29(1)	4,649	4,418,655
6.25%, 1/30/31(1)	1,135	1,167,088
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)	4,061	3,886,654
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	5,222	5,266,358
8.75%, 4/15/30(1)	6,506	6,516,125
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	4,015	3,878,396
		$ 29,404,312
Diversified Financial Services — 5.0%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)	6,533	$ 6,496,742
Azorra Finance Ltd., 7.25%, 1/15/31(1)	3,495	3,662,912
Block, Inc.:
5.625%, 8/15/30(1)	3,700	3,767,888
6.00%, 8/15/33(1)	4,151	4,242,147
Burford Capital Global Finance LLC, 8.50%, 1/15/34(1)	9,475	9,502,572
CI Financial Corp., 4.10%, 6/15/51	3,691	2,561,496
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	3,971	3,705,128
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	5,556	5,898,105
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	4,595	4,707,233
Hightower Holding LLC, 9.125%, 1/31/30(1)	4,765	5,053,440
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	6,560	6,880,160
Rocket Cos., Inc.:
6.125%, 8/1/30(1)	3,625	3,713,465
6.375%, 8/1/33(1)	5,435	5,645,394
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)	5,608	5,419,810
4.00%, 10/15/33(1)	450	413,464
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,925	2,985,685
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,691	3,689,966
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	3,985	4,142,148
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,480	$ 1,463,061
UWM Holdings LLC:
6.25%, 3/15/31(1)	4,373	4,348,106
6.625%, 2/1/30(1)	730	736,774
		$ 89,035,696
Diversified Media — 1.7%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	2,016	$ 1,984,347
6.125%, 12/1/28(1)	4,486	4,389,838
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,525,033
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)	1,772	1,849,007
7.50%, 3/15/33(1)	796	846,309
7.75%, 4/15/28(1)	2,149	2,150,908
7.875%, 4/1/30(1)	1,146	1,207,262
Getty Images, Inc., 10.50%, 11/15/30(1)	2,889	2,927,647
Snap, Inc., 6.875%, 3/1/33(1)	7,789	7,998,368
Stagwell Global LLC, 5.625%, 8/15/29(1)	3,099	3,007,203
		$ 29,885,922
Energy — 7.5%
Aethon III BR LLC, 1.00%, 1/10/27	15,000	$ 14,991,180
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	4,432,145
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)	1,620	1,619,539
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	1,243	1,237,461
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	3,540	3,628,500
Enerflex, Inc., 6.875%, 1/15/31(1)	4,020	4,157,508
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,764,852
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	2,026	2,076,664
8.25%, 1/15/32(1)	4,008	4,227,065
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,325,037
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)	2,912	2,984,081
6.75%, 10/1/35(1)	1,220	1,261,365
Matador Resources Co., 6.50%, 4/15/32(1)	3,560	3,627,134
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	1,656	1,719,415
8.375%, 2/15/32(1)	2,664	2,789,935
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	2,641	2,651,271

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Energy (continued)
Permian Resources Operating LLC: (continued)
6.25%, 2/1/33(1)		2,615	$ 2,695,414
7.00%, 1/15/32(1)		2,706	2,838,313
Plains All American Pipeline LP, Series B, 8.223%, (3 mo. SOFR + 4.372%)(2)(8)		4,645	4,639,040
SM Energy Co.:
7.00%, 8/1/32(1)		2,975	2,984,438
8.625%, 11/1/30(1)		4,798	5,077,560
Sunoco LP:
4.50%, 10/1/29(1)		2,516	2,468,465
4.625%, 5/1/30(1)		2,534	2,472,393
5.875%, 3/15/34(1)		3,550	3,561,122
7.25%, 5/1/32(1)		3,010	3,185,113
7.875% to 9/18/30(1)(8)(9)		14,130	14,562,943
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		2,835	2,769,926
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		3,101	3,031,431
Transocean International Ltd.:
7.875%, 10/15/32(1)		750	791,479
8.25%, 5/15/29(1)		3,579	3,648,486
8.75%, 2/15/30(1)		1,067	1,112,294
Venture Global LNG, Inc.:
8.375%, 6/1/31(1)		1,771	1,812,556
9.00% to 9/30/29(1)(8)(9)		1,293	1,138,284
9.50%, 2/1/29(1)		4,863	5,181,502
9.875%, 2/1/32(1)		686	725,734
WBI Operating LLC:
6.25%, 10/15/30(1)		4,248	4,282,388
6.50%, 10/15/33(1)		3,673	3,710,318
Weatherford International Ltd., 6.75%, 10/15/33(1)		2,475	2,564,593
			$ 133,746,944
Entertainment & Film — 0.3%
Cinemark USA, Inc., 5.25%, 7/15/28(1)		4,631	$ 4,629,058
			$ 4,629,058
Environmental — 1.9%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(10)	EUR	5,525	$ 6,566,313
7.375%, 6/15/31(10)	GBP	3,225	4,492,326
Clean Harbors, Inc.:
5.125%, 7/15/29(1)		1,187	1,192,027
6.375%, 2/1/31(1)		1,560	1,598,418
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(1)		5,090	5,108,080
Security	Principal Amount* (000's omitted)	Value
Environmental (continued)
GFL Environmental, Inc., 4.75%, 6/15/29(1)	9,118	$ 9,064,599
Reworld Holding Corp., 4.875%, 12/1/29(1)	3,299	3,196,404
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	1,905	1,983,564
		$ 33,201,731
Food & Drug Retail — 0.8%
Albertsons Cos., Inc., 5.625%, 3/31/32(1)(6)	7,370	$ 7,366,328
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	1,784,781
5.875%, 2/15/28(1)	1,807	1,808,809
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	4,077,539
		$ 15,037,457
Food, Beverage & Tobacco — 3.0%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,768	$ 3,875,119
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)	5,011	5,122,344
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)	9,483	10,130,441
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	2,225	2,216,073
7.625%, 7/1/29(1)	5,749	5,986,434
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,450	5,340,304
5.50%, 10/15/27(1)	1,594	1,596,059
6.125%, 9/15/32(1)	2,715	2,791,856
Post Holdings, Inc., 6.25%, 2/15/32(1)	2,786	2,864,161
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	4,325	4,331,998
U.S. Foods, Inc., 4.75%, 2/15/29(1)	6,726	6,721,061
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	2,515	2,496,683
		$ 53,472,533
Gaming — 3.2%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	6,627	$ 6,903,271
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	2,540	2,537,222
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)	2,445	2,431,774
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)	2,499	2,556,514
7.00%, 2/15/30(1)	2,900	2,995,961
Churchill Downs, Inc., 5.75%, 4/1/30(1)	4,352	4,377,638
Flutter Treasury DAC, 5.875%, 6/4/31(1)	4,229	4,286,021

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Gaming (continued)
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	$ 4,847,931
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(1)		4,500	4,578,804
LHMC Finco 2 SARL, 8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(7)	EUR	2,682	3,319,850
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		4,996	5,212,602
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)		3,710	3,767,998
Voyager Parent LLC, 9.25%, 7/1/32(1)		8,945	9,507,193
			$ 57,322,779
Healthcare — 7.7%
1261229 BC Ltd., 10.00%, 4/15/32(1)		8,055	$ 8,274,595
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		2,186	2,304,523
athenahealth Group, Inc., 6.50%, 2/15/30(1)		12,208	11,850,660
CHS/Community Health Systems, Inc.:
4.75%, 2/15/31(1)		3,050	2,738,234
6.875%, 4/15/29(1)		1,749	1,609,780
Encompass Health Corp.:
4.625%, 4/1/31		2,698	2,643,087
4.75%, 2/1/30		1,109	1,104,529
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		4,501	4,584,683
Global Medical Response, Inc., 7.375%, 10/1/32(1)		4,003	4,141,964
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,710	5,573,003
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,658	1,729,274
IQVIA, Inc.:
5.00%, 5/15/27(1)		1,329	1,330,119
6.25%, 6/1/32(1)		5,683	5,911,457
6.50%, 5/15/30(1)		1,862	1,930,158
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		6,397	6,217,095
10.00%, 6/1/32(1)		930	982,331
Medline Borrower LP, 5.25%, 10/1/29(1)		12,917	12,947,587
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		501	462,482
3.875%, 5/15/32(1)		2,454	2,210,296
6.25%, 1/15/33(1)		1,942	1,957,021
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)		3,727	3,854,516
Option Care Health, Inc., 4.375%, 10/31/29(1)		5,025	4,921,492
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(7)		1,882	1,923,466
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		1,242	$ 980,020
5.15%, 6/15/30		4,615	4,479,676
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		3,922	3,953,622
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		2,803	2,839,467
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		4,731	5,005,321
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)(6)		725	725,000
Tenet Healthcare Corp.:
4.375%, 1/15/30		287	282,165
5.125%, 11/1/27		3,030	3,032,297
5.50%, 11/15/32(1)		2,715	2,744,228
6.00%, 11/15/33(1)		1,410	1,451,598
6.125%, 10/1/28		3,518	3,523,611
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		10,614	8,128,173
6.00%, 12/1/32		3,200	3,352,115
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		6,185	6,219,815
			$ 137,919,460
Homebuilders & Real Estate — 3.2%
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	2,520	$ 3,019,483
Artera Services LLC, 8.50%, 2/15/31(1)		3,795	3,087,202
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		1,606	1,539,604
4.625%, 4/1/30(1)		2,665	2,524,206
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		3,604	3,628,734
8.875%, 9/1/31(1)		1,988	2,119,880
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		7,888	8,329,744
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		1,980	2,029,748
8.375%, 10/1/33(1)		2,510	2,567,128
New Home Co., Inc.:
8.50%, 11/1/30(1)		2,976	3,103,664
9.25%, 10/1/29(1)		9,680	10,212,197
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		1,965	1,919,019
4.625%, 3/15/30(1)		1,792	1,750,782
7.375%, 2/15/31(1)		4,674	4,925,349
STL Holding Co. LLC, 8.75%, 2/15/29(1)		1,900	2,005,182

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	1,535	$ 1,576,345
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,781,267
		$ 57,119,534
Insurance — 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,107,312
6.75%, 10/15/27(1)	8,655	8,684,713
7.00%, 1/15/31(1)	1,907	1,978,326
7.375%, 10/1/32(1)	770	798,079
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	12,698	12,955,007
Asurion LLC & Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	8,470	8,854,999
8.375%, 2/1/34(1)	2,415	2,443,739
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	4,297	4,428,256
Ryan Specialty LLC, 5.875%, 8/1/32(1)	4,061	4,130,682
		$ 45,381,113
Leisure — 1.1%
Carnival Corp., 5.75%, 8/1/32(1)	3,530	$ 3,629,807
Motion Bondco DAC, 6.625%, 11/15/27(1)	2,185	2,075,262
Motion Finco SARL, 8.375%, 2/15/32(1)	1,400	1,207,487
NCL Corp. Ltd.:
6.75%, 2/1/32(1)	4,195	4,301,201
7.75%, 2/15/29(1)	4,692	5,016,499
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,559	2,562,105
Viking Cruises Ltd., 7.00%, 2/15/29(1)	798	801,644
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	551	551,285
		$ 20,145,290
Metals & Mining — 1.7%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	2,732	$ 3,013,844
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,710,885
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,126,830
First Quantum Minerals Ltd.:
7.25%, 2/15/34(1)	1,620	1,703,159
8.00%, 3/1/33(1)	2,155	2,315,140
9.375%, 3/1/29(1)	4,651	4,885,103
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	2,194	2,215,822
Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
Novelis Corp.:
3.875%, 8/15/31(1)	1,964	$ 1,798,656
4.75%, 1/30/30(1)	1,284	1,245,223
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	4,024,836
		$ 30,039,498
Publishing & Printing — 0.7%
Cimpress PLC, 7.375%, 9/15/32(1)	3,060	$ 3,145,917
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	3,034,252
7.375%, 9/1/31(1)	2,050	2,156,514
8.00%, 8/1/29(1)	4,366	4,418,431
		$ 12,755,114
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	3,955	$ 4,148,399
		$ 4,148,399
Restaurant — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,866	$ 1,839,216
4.00%, 10/15/30(1)	5,641	5,385,527
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	4,083,874
		$ 11,308,617
Services — 5.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,877	$ 3,871,019
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	1,695	1,784,849
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	2,157	2,140,326
6.875%, 6/15/30(1)	2,140	2,223,815
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	2,136,822
4.625%, 6/1/28(1)	2,887	2,849,442
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,631,138
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,555	1,600,700
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,533	3,039,863
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	960	967,382
6.00%, 3/15/34(1)	1,150	1,156,472

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Herc Holdings, Inc.: (continued)
7.00%, 6/15/30(1)	3,355	$ 3,523,364
7.25%, 6/15/33(1)	2,875	3,044,024
Imola Merger Corp., 4.75%, 5/15/29(1)	7,541	7,423,903
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,498,362
LBM Acquisition LLC:
6.25%, 1/15/29(1)	2,086	1,928,429
9.50%, 6/15/31(1)	5,822	6,138,536
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,895,746
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,600,569
7.75%, 3/15/31(1)	1,032	1,077,033
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	5,067	5,054,032
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)	3,949	4,129,220
VM Consolidated, Inc., 5.50%, 4/15/29(1)	3,967	3,904,674
VT Topco, Inc., 8.50%, 8/15/30(1)	3,828	3,925,308
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,127	2,195,643
6.375%, 3/15/33(1)	2,955	3,078,711
6.625%, 3/15/32(1)	3,548	3,711,722
7.25%, 6/15/28(1)	1,848	1,871,338
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)	4,551	4,729,845
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,749,942
		$ 100,882,229
Steel — 1.0%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	3,880	$ 4,051,306
7.50%, 9/15/31(1)	3,290	3,473,973
7.625%, 1/15/34(1)	2,345	2,457,600
Commercial Metals Co.:
5.75%, 11/15/33(1)	2,185	2,222,510
6.00%, 12/15/35(1)	2,185	2,233,462
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,976,949
		$ 18,415,800
Super Retail — 4.3%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 875,919
4.75%, 3/1/30	788	776,172
5.00%, 2/15/32(1)	2,474	2,405,598
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Bath & Body Works, Inc.:
6.75%, 7/1/36		734	$ 733,084
6.875%, 11/1/35		2,276	2,304,093
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(7)		21,734	23,927,205
Champ Acquisition Corp., 8.375%, 12/1/31(1)		4,036	4,313,330
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		4,700	5,025,884
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)		867	862,292
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,587	1,552,781
6.375%, 1/15/30(1)		1,275	1,311,205
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		2,173	2,160,460
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		4,015	3,958,527
8.25%, 8/1/31(1)		559	589,207
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		960	929,189
4.375%, 1/15/31(1)		3,334	3,211,209
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		10,154	10,140,976
Men's Wearhouse LLC, 9.00%, 2/1/31(1)		1,755	1,826,914
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31(1)(6)		1,235	1,239,395
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		3,490	3,580,988
10.00%, 9/15/33(1)		1,620	1,687,089
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		2,081	2,046,949
4.875%, 11/15/31(1)		1,734	1,672,889
			$ 77,131,355
Technology — 2.4%
Atos SE, 5.20% to 12/18/26, 12/18/30(10)(11)	EUR	4,000	$ 4,911,131
Ciena Corp., 4.00%, 1/31/30(1)		1,416	1,366,596
Cipher Compute LLC, 7.125%, 11/15/30(1)		2,255	2,326,396
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		3,476	3,457,864
9.00%, 9/30/29(1)		8,436	8,528,385
Fair Isaac Corp., 4.00%, 6/15/28(1)		2,362	2,324,525
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		3,553	3,640,265
ON Semiconductor Corp., 3.875%, 9/1/28(1)		3,322	3,262,717
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		4,172	4,719,053

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology (continued)
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)	3,414	$ 3,205,045
6.625%, 7/15/32(1)	1,225	1,280,691
WULF Compute LLC, 7.75%, 10/15/30(1)	3,146	3,284,267
		$ 42,306,935
Telecommunications — 3.2%
Altice Financing SA:
5.00%, 1/15/28(1)	2,145	$ 1,559,217
5.75%, 8/15/29(1)	1,253	902,691
EchoStar Corp., 10.75%, 11/30/29	5,314	5,828,209
Iliad Holding SAS:
7.00%, 4/15/32(1)	2,795	2,868,257
8.50%, 4/15/31(1)	2,025	2,169,676
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	1,487	1,541,101
Sable International Finance Ltd., 7.125%, 10/15/32(1)	2,181	2,207,205
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	3,515	3,552,029
8.625%, 6/15/32(1)(6)	2,205	2,223,709
Uniti Services LLC, 7.50%, 10/15/33(1)	8,610	8,893,684
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,253	5,781,340
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)	6,072	5,552,829
6.75%, 1/15/33(1)	2,760	2,694,892
7.75%, 4/15/32(1)	1,093	1,125,402
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	668	700,158
Zegona Finance PLC, 8.625%, 7/15/29(1)	5,999	6,342,581
Ziggo BV, 4.875%, 1/15/30(1)	2,956	2,792,768
		$ 56,735,748
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	$ 4,532,315
		$ 4,532,315
Utility — 4.9%
Alpha Generation LLC, 6.75%, 10/15/32(1)	8,094	$ 8,396,529
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	1,547	1,518,936
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,851,710
Calpine Corp.:
4.50%, 2/15/28(1)	1,920	1,919,327
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
Calpine Corp.: (continued)
5.125%, 3/15/28(1)	4,564	$ 4,564,117
Constellation Energy Generation LLC:
4.625%, 2/1/29(1)	2,185	2,185,143
5.00%, 2/1/31(1)	445	451,323
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)	4,184	4,027,185
9.25%, 1/15/31(1)	1,970	2,037,910
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,327,964
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	3,147,620
5.75%, 1/15/34(1)	4,851	4,885,452
6.00%, 2/1/33(1)	3,495	3,563,722
6.00%, 1/15/36(1)	2,950	2,982,176
6.25%, 11/1/34(1)	2,335	2,398,285
10.25% to 3/15/28(1)(8)(9)	3,771	4,154,552
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,635,356
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,546,449
TransAlta Corp., 5.875%, 2/1/34	3,720	3,724,817
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,197,204
5.00%, 7/31/27(1)	6,128	6,136,012
6.875%, 4/15/32(1)	3,705	3,894,881
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,223,732
7.75%, 4/15/34(1)	3,295	3,360,294
8.375%, 1/15/31(1)	2,315	2,433,006
8.625%, 3/15/33(1)	2,325	2,440,294
		$ 88,003,996
Total Corporate Bonds (identified cost $1,438,109,099)		$1,464,036,275

Exchange-Traded Funds — 0.8%
Security	Shares	Value
Fixed Income Funds — 0.8%
iShares Broad USD High Yield Corporate Bond ETF	355,000	$ 13,362,200
Total Exchange-Traded Funds (identified cost $13,365,750)		$ 13,362,200

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 0.2%
Security	Principal Amount	Value
Insurance — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(4)(5)(7)	4,286,760	$ 4,377,609
Total Preferred Stocks (identified cost $4,224,210)		$ 4,377,609

Senior Floating-Rate Loans — 8.0%(12)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		1,666	$ 1,666,576
			$ 1,666,576
Automotive & Auto Parts — 1.4%
ABC Technologies, Inc.:
Term Loan, 11.922% - 11.961%, (3 mo. USD Term SOFR + 8.25%), 8/22/31(3)		11,966	$ 11,434,236
Term Loan, 11.922%, (3 mo. USD Term SOFR + 8.25%), 8/22/31		30	28,674
Clarios Global LP:
Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	7,520	8,984,738
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		3,295	3,297,306
Crash Champions LLC, Term Loan, 8.572%, (3 mo. USD Term SOFR + 4.75%), 2/23/29		1,891	1,765,940
			$ 25,510,894
Building Materials — 0.6%
Associated Materials, Inc., Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		5,150	$ 4,530,668
CP Atlas Buyer, Inc., Term Loan, 8.922%, (1 mo. USD Term SOFR + 5.25%), 7/8/30		3,746	3,692,106
Park River Holdings, Inc., Term Loan, 8.161%, (3 mo. USD Term SOFR + 4.50%), 3/15/31		1,890	1,894,139
			$ 10,116,913
Cable & Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.35%), 11/30/29		3,753	$ 3,612,525
Borrower/Description	Principal Amount* (000's omitted)	Value
Cable & Satellite TV (continued)
E.W. Scripps Co.: (continued)
Term Loan, 9.54%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	1,243	$ 1,259,504
		$ 4,872,029
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	3,274	$ 3,274,800
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31	1,481	1,481,269
		$ 4,756,069
Energy — 0.3%
New Generation Gas Gathering LLC, Term Loan, 9.417%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	6,092	$ 5,973,782
		$ 5,973,782
Food, Beverage & Tobacco — 0.3%
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	4,651	$ 4,657,429
		$ 4,657,429
Gaming — 0.6%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	3,406	$ 3,431,315
Term Loan, 13.00%, 12/24/29(3)(13)	3,138	3,137,522
Term Loan, 10/1/32(14)	798	804,215
Spectacle Gary Holdings LLC, Term Loan, 8.086%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	3,610	3,502,089
		$ 10,875,141
Healthcare — 0.9%
athenahealth Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	1,737	$ 1,717,301
Bausch Health Cos., Inc., Term Loan, 9.922%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	9,114	8,909,131
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	3,285	3,291,109
LifePoint Health, Inc., Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	2,485	2,488,169
		$ 16,405,710

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	3,945	$ 2,942,209
		$ 2,942,209
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	$ 2,844,862
		$ 2,844,862
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.172%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	5,421	$ 5,494,304
		$ 5,494,304
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	7,827	$ 7,836,835
		$ 7,836,835
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	4,028	$ 3,887,103
Specialty Building Products Holdings LLC, Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	4,294	4,093,604
		$ 7,980,707
Super Retail — 1.0%
Evergreen Acqco 1 LP, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	6,300	$ 6,324,013
Mavis Tire Express Services Corp., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	2,318	2,321,184
Men's Wearhouse, Inc., Term Loan, 1/28/31(15)	3,623	3,626,025
Petco Health & Wellness Co., Inc., Term Loan, 7.184%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	3,688	3,686,829
PetSmart, Inc., Term Loan, 7.671%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,281	2,283,003
		$ 18,241,054
Technology — 0.5%
Fortress Intermediate 3, Inc., Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	9,417	$ 9,264,017
		$ 9,264,017
Borrower/Description	Principal Amount* (000's omitted)	Value
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	1,792	$ 1,790,551
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	2,265	2,262,479
		$ 4,053,030
Total Senior Floating-Rate Loans (identified cost $143,623,303)		$ 143,491,561

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(3)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(4)	$1,660,000	$ 0
		$ 0
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)(5)	19,811	$ 4,822,800
		$ 4,822,800
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(4)	$2,404,000	$ 0
		$ 0
Services — 0.0%
Hertz Corp., Escrow Certificates(3)(4)	$502,000	$ 0
		$ 0
Total Miscellaneous (identified cost $792,331)		$ 4,822,800

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(16)	64,594,969	$ 64,594,969
Total Short-Term Investments (identified cost $64,594,969)		$ 64,594,969
Total Investments — 99.3% (identified cost $1,743,148,702)		$1,775,719,020
Less Unfunded Loan Commitments — (0.0)%†		$ (798,228)
Net Investments — 99.3% (identified cost $1,742,350,474)		$1,774,920,792
Other Assets, Less Liabilities — 0.7%		$ 12,930,655
Net Assets — 100.0%		$1,787,851,447
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $1,388,962,740 or 77.7% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Restricted security.
(6)	When-issued security.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $15,969,770 or 0.9% of the Portfolio's net assets.
(11)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Fixed-rate loan.
(14)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $804,215.
(15)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	28,806,304	EUR	24,086,223	Citibank, N.A.	3/18/26	$197,826	$ —
USD	4,443,109	GBP	3,225,000	Citibank, N.A.	3/18/26	30,419	—
						$228,245	$—

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Restricted Securities
At January 31, 2026, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	62,734	$ 0	$ 2,111,626
Enviva LLC	12/6/24	76,513	515,182	1,162,041
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
Total Common Stocks			$2,314,462	$3,273,667
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	4,286,760	$4,224,210	$ 4,377,609
Total Preferred Stocks			$4,224,210	$4,377,609
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21, 7/21/25, 9/5/25	19,811	$ 792,331	$ 4,822,800
Total Miscellaneous			$792,331	$4,822,800
Total Restricted Securities			$7,331,003	$12,474,076
Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $64,594,969, which represents 3.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$67,422,607	$111,788,424	$(114,616,062)	$ —	$ —	$64,594,969	$618,588	64,594,969
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

High Income Opportunities Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 39,970,960	$ —	$ 39,970,960
Common Stocks	29,917,029	1,166,479	2,111,626	33,195,134
Convertible Bonds	—	7,867,512	—	7,867,512
Corporate Bonds	—	1,464,036,275	—	1,464,036,275
Exchange-Traded Funds	13,362,200	—	—	13,362,200
Preferred Stocks	—	4,377,609	—	4,377,609
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	128,121,575	14,571,758	142,693,333
Miscellaneous	—	—	4,822,800	4,822,800
Short-Term Investments	64,594,969	—	—	64,594,969
Total Investments	$107,874,198	$1,645,540,410	$21,506,184	$1,774,920,792
Forward Foreign Currency Exchange Contracts	$ —	$ 228,245	$ —	$ 228,245
Total	$107,874,198	$1,645,768,655	$21,506,184	$1,775,149,037
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.